Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of derivative Financial Instruments	Net Risk Management Assets and Liabilities
Aggregate net risk management assets (liabilities) are as follows:

As at Dec. 31, 2022
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	(271)	(143)	(414)
Long-term	(76)	(96)	(172)
Net commodity risk management liabilities	(347)	(239)	(586)
Other
Current	—	(6)	(6)
Long-term	—	—	—
Net other risk management liabilities	—	(6)	(6)

Total net risk management liabilities	(347)	(245)	(592)

As at Dec. 31, 2021
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	33	12	45
Long-term	252	(4)	248
Net commodity risk management assets	285	8	293
Other
Current	3	(1)	2
Long-term	—	6	6
Net other risk management assets	3	5	8

Total net risk management assets	288	13	301
The Company’s outstanding commodity derivative instruments not designated as hedging instruments are as follows:

As at Dec. 31	2022		2021
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	55,821	13,934	46,139	14,951
Natural gas (GJ)	23,464	162,384	7,501	173,898
Transmission (MWh)	—	1,643	37	1,097
Emissions (MWh)	274	2,297	445	2,030
Emissions (tonnes)	300	300	350	350
Coal (tonnes)	—	7,746	—	9,352

As at Dec. 31	2022			2021
Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity	Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity
Foreign exchange forward contracts – foreign-denominated receipts/expenditures
AU183	CAD168	(1)	2023-2026	AU28	CAD26	(5)	2022-2025
US573	CAD761	(12)	2023-2025	US271	CAD357	8	2022-2025
US66	AU102	4	2023	—	—	—	—

Foreign exchange forward contracts – foreign-denominated debt
CAD159	US120	3	2023	CAD191	US150	1	2022

Disclosure of net Arrangements
Information about the Company’s financial assets and liabilities that are subject to enforceable master netting arrangements or similar agreements is as follows:

As at Dec. 31, 2022	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the statement of financial position	Master netting arrangements(1)	Net amount
Current risk management assets	$1,602	$(883)	$688	$(62)	$626
Long-term risk management assets	$204	$(43)	$157	$(7)	$150
Current risk management liabilities	$(1,953)	$883	$(1,033)	$62	$(971)
Long-term risk management liabilities	$(449)	$43	$(402)	$7	$(395)

Trade and other receivables(2)	$1,330	$(934)	$396	$(176)	$220
Accounts payable and accrued liabilities(2)	$(1,344)	$934	$(411)	$176	$(235)

As at Dec. 31, 2021	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the statement of financial position	Master netting arrangements(1)	Net amount
Current risk management assets	$636	$(307)	$316	$(92)	$224
Long-term risk management assets	$285	$(16)	$260	$(23)	$237
Current risk management liabilities	$(529)	$307	$(211)	$92	$(119)
Long-term risk management liabilities	$(89)	$16	$(70)	$23	$(47)

Trade and other receivables(2)	$699	$(571)	$128	$(35)	$93
Accounts payable and accrued liabilities(2)	$(689)	$571	$(118)	$35	$(83)
(1) Amounts not set off in the Consolidated Statements of Financial Position.
(2)    The trade and other receivables and accounts payable and accrued liabilities include amounts related to collateral provided and held. Refer to Note 15(F) below for further details.

Disclosure of currency Rate Risk	The possible effect on net earnings and OCI, due to changes in foreign exchange rates associated with financial instruments denominated in currencies other than the Company’s functional currency, is outlined below. The sensitivity analysis has been prepared using management’s assessment that an average three cents (2021 – three cents, 2020 – three cents) increase or decrease in these currencies relative to the Canadian dollar is a reasonable potential change over the next quarter.

Year ended Dec. 31	2022		2021		2020
Currency	Net earnings decrease(1)	OCI gain(1)(2)	Net earnings increase (decrease)(1)	OCI gain(1)(2)	Net earnings decrease(1)	OCI gain(1)(2)
USD	(12)	—	(13)	1	(8)	1
AUD	(2)	—	1	—	(4)	—
Total	(14)	—	(12)	1	(12)	1
(1)    These calculations assume an increase in the value of these currencies relative to the Canadian dollar. A decrease would have the opposite effect.
(2)    The foreign exchange impact related to financial instruments designated as hedging instruments in net investment hedges has been excluded.

Disclosure of credit Risk	The following table outlines the Company’s maximum exposure to credit risk without taking into account collateral held, including the distribution of credit ratings, as at Dec. 31, 2022:

	Investment grade (Per cent)	Non-investment grade (Per cent)	Total (Per cent)	Total amount
Trade and other receivables(1)(2)	87	13	100	1,585
Long-term finance lease receivable	100	—	100	129
Risk management assets(1)	92	8	100	870
Loan receivable(2)	—	100	100	37
Total				2,621
(1)    Letters of credit and cash and cash equivalents are the primary types of collateral held as security related to these amounts.
(2)    Includes $37 million loan receivable included within other assets with a counterparty that has no external credit rating. The current portion of $4 million was excluded from trade and other receivables as it is included in loan receivable in the table above. Refer to Note 23 for further details.

Disclosure of maturity Analysis of Financial Liabilities
A maturity analysis of the Company's financial liabilities as well as financial assets that are expected to generate cash inflows to meet cash outflows on financial liabilities, is as follows:

	2023	2024	2025	2026	2027	2028 and thereafter	Total
Bank overdraft	16	—	—	—	—	—	16
Accounts payable and accrued liabilities	1,346	—	—	—	—	—	1,346
Long-term debt(1)
Credit facilities(1)	—	400	—	33	—	—	433
Debentures	—	—	—	—	—	251	251
Senior notes	—	—	—	—	—	949	949
Non-recourse — Hydro	45	—	—	—	—	—	45
Non-recourse — Wind & Solar	63	66	69	67	70	363	698
Non-recourse — Gas	45	46	58	61	65	782	1,057
Tax equity financing	16	15	15	16	19	48	129
Other	1	—	—	—	—	—	1
Exchangeable securities(2)	—	—	750	—	—	—	750
Commodity risk management (assets) liabilities	415	182	(42)	15	8	8	586
Other risk management (assets) liabilities	7	(1)	1	—	—	(1)	6
Lease liabilities(3)	(7)	4	4	3	4	127	135
Interest on long-term debt and lease liabilities(4)	205	192	166	158	150	836	1,707
Interest on exchangeable securities(2)(4)	52	62	—	—	—	—	114
Dividends payable	68	—	—	—	—	—	68
Total	2,272	966	1,021	353	316	3,363	8,291
(1)    Excludes impact of hedge accounting and derivatives.
(2)    The exchangeable securities can be exchanged, at the earliest, on Jan. 1, 2025. Refer to Note 26 for further details.
(3)    Lease liabilities include a lease incentive of $12 million expected to be received in 2023.
(4)    Not recognized as a financial liability on the Consolidated Statements of Financial Position
The following table outlines the terms and conditions of derivative hedging instruments and how they affect the amount, timing and uncertainty of future cash flows:

	Maturity
	2023	2024	2025	2026	2027	2028
Cash flow hedges
Commodity derivative instruments
Electricity
Notional amount (thousands of MWh)	3,329	3,338	2,628	—	—	—
Average price ($ per MWh)	78.27	80.22	82.22	—	—	—

Disclosure of hedging Instruments
The impact of the hedging instruments on the statement of financial position is as follows:

As at Dec. 31, 2022
	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales(1)	9,295	(347)	Risk management liabilities	(594)
Foreign currency risk
Net investment hedges
Foreign-denominated debt	US370	CAD502	Credit facilities, long-term debt and lease liabilities	—
(1)    In thousands of MWh.

As at Dec. 31, 2021
	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales(1)	12,624	285	Risk management assets	(181)
Interest rate risk
Cash flow hedges
Interest rate swap	US300	3	Risk management assets	3
Foreign currency risk
Cash flow hedges
Foreign-denominated expenditures	US8	—	Risk management assets	—
Foreign-denominated expenditures	US14	—	Risk management assets	—
Net investment hedges
Foreign-denominated debt	US370	CAD473	Credit facilities, long-term debt and lease liabilities	—
(1)    In thousands of MWh.
The impact of the hedged items on the statement of financial position is as follows:

As at Dec. 31	2022		2021
	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)
Commodity price risk
Cash flow hedges
Power forecast sales – Centralia	(594)	(279)	(181)	226
Interest rate risk
Cash flow hedges
Interest expense on long- term debt	—	—	3	2

	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)
Foreign currency risk
Net investment hedges
Net investment in foreign subsidiaries	—	(39)	—	(35)
(1    Net of tax. Included in AOCI.

Disclosure of effect of Hedges
The impact of designated cash flow hedges on OCI and net earnings is:

Year ended Dec. 31, 2022
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain)loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	(747)	Revenue	124	Revenue	—
Forward starting interest rate swaps	53	Interest expense	2	Interest expense	—
OCI impact	(694)	OCI impact	126	Net earnings impact	—
These estimates assume constant natural gas and power prices, interest rates and exchange rates over time; however, the actual amounts that will be reclassified may vary based on changes in these factors.

Year ended Dec. 31, 2021
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	(268)	Revenue	(13)	Revenue	—
Foreign exchange forwards on project hedges	—	Property, plant and equipment	1	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	13	Interest expense	4	Interest expense	—
OCI impact	(255)	OCI impact	(8)	Net earnings impact	—

Year ended Dec. 31, 2020
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	41	Revenue	(137)	Revenue	—
Foreign exchange forwards on project hedges	(1)	Property, plant and equipment	—	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	(12)	Interest expense	(4)	Interest expense	—
OCI impact	28	OCI impact	(141)	Net earnings impact	—